Organization, Nature of Business and Basis of Presentation (Details Narrative)					1 Months Ended	3 Months Ended			10 Months Ended	12 Months Ended
	May 03, 2023 USD ($) a $ / shares shares	Oct. 24, 2022 $ / shares shares	Jul. 07, 2022 shares	Sep. 15, 2021 USD ($)	Dec. 31, 2021 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 31, 2023 USD ($)	Dec. 17, 2021 USD ($)	Aug. 06, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Conversion of stock amount converted1							$ 239			$ 348	$ 145
Conversion of stock shares issued1 | shares						15,607,371				14,635,257
Conversion of stock shares converted | shares			185,167			3,149,280				3,108,240
Miners description						we had 510 Bitmain S19J Pro miners with 51.0 Ph/s of hashing capacity and 270 Bitmain S19 miners with 24.3 Ph/s of hashing capacity.				we had 510 Bitmain S19J Pro miners with 51.0 Ph/s of hashing capacity and 270 Bitmain S19 miners with 24.3 Ph/s of hashing capacity, none of which were in service.
Factors affecting profitability description						(1) on November 28, 2012 at block 210,000; (2) on July 9, 2016 at block 420,000; and (3) on May 11, 2020 at block 630,000, when the reward was reduced to its current level of 6.25 Bitcoin per block. The next halving for the Bitcoin blockchain is anticipated to occur in March 2024 at block 840,000, when the reward will be reduced to 3.125 Bitcoin per block
Changes in market price of bitcoin description						the market price of Bitcoin was $28,478, which reflects a decrease of approximately 31% since the beginning of 2022, and a decrease of approximately 58% from its all-time high of approximately $67,000.				the market price of Bitcoin was $16,547, which reflects a decrease of approximately 60% since the beginning of 2022, and of approximately 75% from its all-time high of approximately $67,000. In addition, the cost of natural gas that we use to produce electricity to power our miners has increased substantially. The cost of natural gas in the United States during 2022 has increased by as much as approximately 260% since the beginning of 2022.
Bitcoin market price						$ 28,478				$ 16,547
Shares issued | shares		2,000,000			8,191,382	12,246,036			8,191,382	12,246,036	8,191,382
Stock conversion description		(B) the product of (x) the number of issued and outstanding shares of common stock immediately following the consummation of the Restructuring Transactions (as defined below) by the Company multiplied by (y) 33.33% to the members of Prairie (the “Prairie Members”) and (b) convert certain options to purchase membership interests of Prairie into restricted performance-based options to purchase, in the aggregate, 8,000,000 shares of common stock for $0.25 per share only exercisable if specific production hurdles are achieved.
Remaining estimated mining payment due										$ 47,600
Maximum [Member]
Property, Plant and Equipment [Line Items]
Bitcoin market price						$ 67,000				67,000
Bitmain Agreement [Member]
Property, Plant and Equipment [Line Items]
Market price per miner													$ 11,250
Initial total reference price													$ 6,762,000
Final adjusted price						4,016,600
Payment for deposit on mining equiment						$ 4,016,600				3,969,000
Remaining estimated mining payment due										$ 47,600
Asset Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue and other liabilities														$ 722,429
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Converted shares | shares						28,535,429				28,535,429
Jevo LLC [Member]
Property, Plant and Equipment [Line Items]
Sale of assets				$ 1,500,000
Gain on transaction				$ 1,130,740
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Converted shares | shares	76,251,018
Common stock, par value | $ / shares	$ 0.0001
Area of land | a	3,157
Payments to acquire land held for use	$ 3,000,000
Subsequent Event [Member] | Bitmain Agreement [Member]
Property, Plant and Equipment [Line Items]
Payment for shipping cost												$ 54,000
Subsequent Event [Member] | PIPE Investor [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property held for sale	$ 17,300,000
Subsequent Event [Member] | Merger Consideration [Member]
Property, Plant and Equipment [Line Items]
Conversion of stock shares converted | shares	65,647,676
Subsequent Event [Member] | Exok [Member]
Property, Plant and Equipment [Line Items]
Area of land | a	4,494
Subsequent Event [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Conversion of stock shares issued1 | shares	1,821,429
promissory note	$ 6,608,220
Subsequent Event [Member] | Bristol Capital Advisors [Member]
Property, Plant and Equipment [Line Items]
Conversion of stock amount converted1	$ 318,750
Subsequent Event [Member] | Prairie Operating Co LLC [Member]
Property, Plant and Equipment [Line Items]
Area of land | a	23,485
Subsequent Event [Member] | Prairie Operating Co LLC [Member] | Exok [Member]
Property, Plant and Equipment [Line Items]
Area of land | a	37,030
Payments to acquire land held for use	$ 28,182,000
Cash	24,000,000
Issuance of common stock and warrants	4,182,000
Subsequent Event [Member] | Board of Directors [Member]
Property, Plant and Equipment [Line Items]
Conversion of stock amount converted1	$ 110,250
Conversion of stock shares issued1 | shares	630,000
Subsequent Event [Member] | Convertable Debt [Member]
Property, Plant and Equipment [Line Items]
Debt instrument percentage	12.00%
Subsequent Event [Member] | Original Debentures [Member]
Property, Plant and Equipment [Line Items]
Debt instrument percentage	30.00%
Debt instrument face amount	$ 1,000,000
Warrant coverage percentage	100.00%
Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, par value | $ / shares					$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Conversion of stock amount converted1						$ 2,731,290				$ 2,567,170
Conversion of stock shares issued1 | shares						273,129				256,117
Conversion of stock shares converted | shares						0				23,423	8,750
Series A Preferred Stock [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Conversion of stock shares issued1 | shares										1,338,456	500,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, par value | $ / shares	$ 0.0001
Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, par value | $ / shares					0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Debt instrument face amount						$ 1,080				$ 1,080
Conversion of stock amount converted1								$ 10,800,000		$ 10,800,000
Conversion of stock shares issued1 | shares						1,458				1,439
Conversion of stock shares converted | shares						0			5,000	2,472	1,280
Series B Preferred Stock [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Conversion of stock shares issued1 | shares										1,962,448	948,646
Series B Preferred Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, par value | $ / shares	0.0001
Series C Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, par value | $ / shares					$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Conversion of stock amount converted1						$ 8,476,930				$ 8,476,930
Conversion of stock shares issued1 | shares						16,953,860				16,953,860
Conversion of stock shares converted | shares					7,880	7,630				7,630
Series C Preferred Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, par value | $ / shares	0.0001
Series D Preferred Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, par value | $ / shares	0.01
Share price | $ / shares	0.175
Series D Preferred Stock [Member] | Subsequent Event [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Share price | $ / shares	$ 1,000